UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC
(Exact name of registrant as specified in charter)
________

c/o Aetos Capital, LLC
875 Third Avenue
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Harold Schaaff
Aetos Capital, LLC
New York, NY 10022
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

Item 1.   Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2010

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

October 31, 2010
(unaudited)

Portfolio Fund Name	Cost	Value	% of Members' Capital 2
AQR RT Fund, L.P.	$40,000,000	$40,857,869	6.87%
CNH CA Institutional Fund, L.P.	24,324,372	30,596,718	5.15
Davidson Kempner Partners	70,543,694	93,434,049	15.72
Farallon Capital Offshore Investors, Inc.	88,172,893	95,304,681	16.03
FFIP, L.P.	61,630,000	87,995,029	14.80
GMO Mean Reversion Fund (Onshore)	40,692,369	32,971,491	5.55
Ishin Fund LLC	45,361,920	53,029,481	8.92
Oceanwood Global Opportunities Fund LP	55,000,000	73,390,305	12.35
Parsec Trading Corp.	54,555,466	46,965,106	7.90
Sowood Alpha Fund LP 1	1,674,678	551,506	0.09
Total	$481,955,392	$555,096,235	93.38%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $594,474,176.

The aggregate cost of investments for tax purposes was $543,019,620.  Net unrealized appreciation on investments for tax purposes was $12,076,615 consisting of $35,318,493 of gross unrealized appreciation and $23,241,878 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.38% of Members’ Capital, have been fair valued

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

October 31, 2010
 (unaudited)

Portfolio Fund Name	Cost	Value	% of Members' Capital 1
AG Mortgage Value Partners, L.P.	$28,987,029	$41,002,270	8.88%
Anchorage Capital Partners, L.P.	60,000,000	77,490,952	16.79
Aurelius Capital Partners, LP	55,500,000	82,530,564	17.88
Centerbridge Credit Partners, L.P.	30,250,000	32,583,608	7.06
Davidson Kempner Distressed Opportunities Fund LP	40,000,000	45,594,942	9.88
King Street Capital, L.P.	51,050,000	78,230,689	16.95
One East Partners, L.P.	6,474,185	3,700,993	0.80
Silver Point Capital Fund, L.P.	7,255,721	7,377,402	1.60
Watershed Capital Partners, L.P.	54,050,000	60,363,083	13.08
Total	$333,566,935	$428,874,503	92.92%

1 Percentages are based on Members’ Capital of $461,545,072.

The aggregate cost of investments for tax purposes was $369,166,825.  Net unrealized appreciation on investments for tax purposes was $59,707,678 consisting of $59,707,678 of gross unrealized appreciation.

The investments in Portfolio Funds shown above, representing 92.92% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

October 31, 2010
 (unaudited)

Portfolio Fund Name	Cost	Value	% of Members' Capital 2
Bay Pond Partners, L.P.	$18,970,904	$53,988,948	6.26%
Brookside Capital Partners Fund II, L.P.	75,000,000	79,133,748	9.17
Cadian Fund LP	50,000,000	66,208,128	7.67
Cadmus Capital Partners (QP), LP 1	1,816,984	1,311,591	0.15
CamCap Energy, LP	45,000,000	54,045,836	6.26
Conatus Capital Partners LP	65,500,000	76,324,913	8.86
Copper River Partners, L.P. 1	2,710,246	956,853	0.11
Joho Partners, L.P.	50,000,000	64,627,774	7.49
Millgate Partners II, L.P.	77,000,000	71,364,618	8.27
MW European TOPS Fund	80,000,000	78,802,651	9.13
North River Partners, L.P.	46,783,623	57,253,812	6.64
Tiger Consumer Partners, L.P.	55,000,000	55,824,169	6.47
Ursus Partners L.P.	30,000,000	28,863,000	3.35
Viking Global Equities LP	48,460,934	94,048,534	10.90
Woodbourne Daybreak Global Fund, LP 1	6,968,833	745,930	0.09
Total	$653,211,524	$783,500,505	90.82%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $862,685,800.

The aggregate cost of investments for tax purposes was $697,908,098.  Net unrealized appreciation on investments for tax purposes was $85,592,407 consisting of $91,434,316 of gross unrealized appreciation and $5,841,909 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 90.82% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Opportunities Fund, LLC

Schedule of Investments

October 31, 2010
 (unaudited)

Portfolio Fund Name	Cost	Value	% of Members' Capital 1
GMO Tactical Opportunities Fund (Onshore)	$21,500,000	$15,292,072	11.21%
Joho Partners, L.P.	19,000,000	32,975,705	24.18
Samlyn Onshore Fund, LP	21,500,000	23,468,857	17.21
Sansar Capital Holdings, Ltd.	289,082	452,319	0.33
Sansar Capital, L.P.	2,554,147	1,586,579	1.16
Sheffield Institutional Partners L.P.	915,748	1,029,377	0.76
Spindrift Partners, L.P.	18,000,000	19,862,648	14.58
The Elkhorn Fund, LLC	25,000,000	27,508,667	20.17
Total	$108,758,977	$122,176,224	89.60%

1 Percentages are based on Members’ Capital of $136,358,479.

The aggregate cost of investments for tax purposes was $115,904,575.  Net unrealized appreciation on investments for tax purposes was $6,271,649 consisting of $17,659,295 of gross unrealized appreciation and $11,387,646 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.60% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2010:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$277,810,970	$277,285,265	$555,096,235

Aetos Capital Distressed Investment Strategies Fund, LLC
	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$-	$428,874,503	$428,874,503

Aetos Capital Long/Short Strategies Fund, LLC
	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$205,991,438	$577,509,067	$783,500,505

Aetos Capital Opportunities Fund, LLC
	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds	$-	$16,878,651	$105,297,573	$122,176,224

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Opportunities Fund, LLC
Beginning Balance as of 1/31/10	$382,299,856	$401,585,040	$513,443,349	$76,403,140
Realized gain/(loss)	(1,189,923)	3,048,607	3,345,723	55,765
Change in unrealized appreciation	22,415,621	27,333,476	39,141,288	6,867,192
Net purchase/sales	29,411,332	(3,092,620)	(19,783,212)	7,054,175
Net transfers in and/or out of Level 3	(155,651,621)	-	41,361,919	14,917,301
Ending Balance as of 10/31/10	$277,285,265	$428,874,503	$577,509,067	$105,297,573

The changes in net unrealized appreciation of investments in Portfolio Funds held by the Funds at October 31, 2010 were as follows:

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Opportunities Fund, LLC
Change in unrealized appreciation	$21,302,183	$26,280,986	$48,163,169	$6,867,192

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President
Date: December 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President
Date: December 10, 2010

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer
Date: December 10, 2010

*     Print the name and title of each signing officer under his or her signature.